Description of Organization and Business Operations (Details) - USD ($)					2 Months Ended		12 Months Ended
	Nov. 15, 2023	May 11, 2023	Aug. 16, 2022	Feb. 15, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Description of Organization and Business Operations [Line Items]
Price per shares (in Dollars per share)					$ 10		$ 10
Excise tax percentage			1.00%		27.65%	20.97%
Percentage of excise tax of the fair market value							1.00%
Excise tax	$ 474,837
					$ 474,837	$ 474,837	$ 474,837
Cash					2,971,558		2,971,558
Working capital deficit					31,231,674		31,231,674
Cash flow from operations						484,474	3,700,686
Agreement amount					$ 150,000,000		150,000,000
Proceeds of common stock							$ 2,628,334
Warrant [Member]
Description of Organization and Business Operations [Line Items]
Exercise price warrants (in Dollars per share)					$ 1		$ 1
Excise Tax Liability [Member]
Description of Organization and Business Operations [Line Items]
Excise tax percentage	1.00%
Sponsor [Member]
Description of Organization and Business Operations [Line Items]
Proceeds of placement				$ 5,050,000
Common Stock Purchase Agreement [Member]
Description of Organization and Business Operations [Line Items]
Sale of stock units (in Shares)							4,770,000
Proceeds of common stock							$ 2,628,344
Public Shares [Member]
Description of Organization and Business Operations [Line Items]
Redeemed public shares (in Shares)	3,323,707	4,115,597
Aggregate redemption amount	$ 12,346,791	$ 43,318,207
Common Stock [Member]
Description of Organization and Business Operations [Line Items]
Sale of stock units (in Shares)							2,230,000
IPO [Member]
Description of Organization and Business Operations [Line Items]
Shares consummated (in Shares)				7,500,000
Price per unit sold (in Dollars per share)				$ 10
Shares purchased additionally (in Shares)				1,125,000
Sale of stock units (in Shares)							6,847,500
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Shares consummated (in Shares)					505,000		505,000
Price per unit sold (in Dollars per share)					$ 10		$ 10
Sale of stock units (in Shares)				505,000			4,188,000
Price per shares (in Dollars per share)				$ 10
Number of shares issued per unit (in Shares)							1
Private Placement [Member] | Warrant [Member]
Description of Organization and Business Operations [Line Items]
Exercise price warrants (in Dollars per share)					$ 11.5		$ 11.5